Other Commitments And Contingencies (Other) (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 06, 2017	Dec. 31, 2009	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Litigation settlement, amount awarded from other party	$ 435
Additional revenue and gross profit recognized				$ 35
Self insurance reserve, noncurrent				42	$ 49
Pemex
Loss Contingencies [Line Items]
Amount awarded to enterprise in arbitration		$ 351
Amount of counterclaims awarded to project owner in arbitration		$ 6
Amount of judgment awarded to enterprise			$ 465
Accounts Payable and Accrued Liabilities
Loss Contingencies [Line Items]
Self insurance reserve, noncurrent				8	9
Other Current Liabilities
Loss Contingencies [Line Items]
Self insurance reserve, noncurrent				9	15
Other Liabilities
Loss Contingencies [Line Items]
Self insurance reserve, noncurrent				$ 25	$ 25